Exhibit 99
Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	June 2017
Payment Date	7/17/2017
Transaction Month	28
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,669,398,082.33	74,643	54.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$359,200,000.00	0.32000%	April 15, 2016
Class A-2a Notes	$215,000,000.00	0.810%	January 15, 2018
Class A-2b Notes	$331,400,000.00	1.409%	January 15, 2018
Class A-3 Notes	$483,000,000.00	1.280%	September 15, 2019
Class A-4 Notes	$111,780,000.00	1.640%	June 15, 2020
Class B Notes	$47,380,000.00	2.030%	August 15, 2020
Class C Notes	$31,590,000.00	2.200%	November 15, 2020
Class D Notes	$31,590,000.00	2.700%	September 15, 2021
Total	$1,610,940,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,484,215.31

Principal:
Principal Collections	$17,887,165.71
Prepayments in Full	$8,922,241.09
Liquidation Proceeds	$349,235.35
Recoveries	$75,613.92
Sub Total	$27,234,256.07
Collections	$28,718,471.38

Purchase Amounts:
Purchase Amounts Related to Principal	$518,874.75
Purchase Amounts Related to Interest	$2,818.11
Sub Total	$521,692.86

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$29,240,164.24

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	June 2017
Payment Date	7/17/2017
Transaction Month	28
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$29,240,164.24
Servicing Fee	$417,549.33	$417,549.33	$0.00	$0.00	$28,822,614.91
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$28,822,614.91
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$28,822,614.91
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$28,822,614.91
Interest - Class A-3 Notes	$269,753.38	$269,753.38	$0.00	$0.00	$28,552,861.53
Interest - Class A-4 Notes	$152,766.00	$152,766.00	$0.00	$0.00	$28,400,095.53
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,400,095.53
Interest - Class B Notes	$80,151.17	$80,151.17	$0.00	$0.00	$28,319,944.36
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,319,944.36
Interest - Class C Notes	$57,915.00	$57,915.00	$0.00	$0.00	$28,262,029.36
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,262,029.36
Interest- Class D Notes	$71,077.50	$71,077.50	$0.00	$0.00	$28,190,951.86
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$28,190,951.86
Regular Principal Payment	$26,430,130.27	$26,430,130.27	$0.00	$0.00	$1,760,821.59
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,760,821.59
Residual Released to Depositor	$0.00	$1,760,821.59	$0.00	$0.00	$0.00
Total		$29,240,164.24

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$26,430,130.27
Total					$26,430,130.27
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$26,430,130.27	$54.72	$269,753.38	$0.56	$26,699,883.65	$55.28
Class A-4 Notes	$0.00	$0.00	$152,766.00	$1.37	$152,766.00	$1.37
Class B Notes	$0.00	$0.00	$80,151.17	$1.69	$80,151.17	$1.69
Class C Notes	$0.00	$0.00	$57,915.00	$1.83	$57,915.00	$1.83
Class D Notes	$0.00	$0.00	$71,077.50	$2.25	$71,077.50	$2.25
Total	$26,430,130.27	$16.41	$631,663.05	$0.39	$27,061,793.32	$16.80

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	June 2017
Payment Date	7/17/2017
Transaction Month	28

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$252,893,792.66	0.5235896	$226,463,662.39	0.4688689
Class A-4 Notes	$111,780,000.00	1.0000000	$111,780,000.00	1.0000000
Class B Notes	$47,380,000.00	1.0000000	$47,380,000.00	1.0000000
Class C Notes	$31,590,000.00	1.0000000	$31,590,000.00	1.0000000
Class D Notes	$31,590,000.00	1.0000000	$31,590,000.00	1.0000000
Total	$475,233,792.66	0.2950040	$448,803,662.39	0.2785974

Pool Information
Weighted Average APR	3.433%	3.428%
Weighted Average Remaining Term	32.78	31.97
Number of Receivables Outstanding	37,277	36,167
Pool Balance	$501,059,195.68	$473,059,806.42
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$475,233,792.66	$448,803,662.39
Pool Factor	0.3001436	0.2833715

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,346,990.41
Targeted Credit Enhancement Amount	$8,346,990.41
Yield Supplement Overcollateralization Amount	$24,256,144.03
Targeted Overcollateralization Amount	$24,256,144.03
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$24,256,144.03

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,346,990.41
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,346,990.41
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,346,990.41

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	June 2017
Payment Date	7/17/2017
Transaction Month	28
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		128	$321,872.36
(Recoveries)		124	$75,613.92
Net Loss for Current Collection Period			$246,258.44
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5898%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.8269%
Second Prior Collection Period			0.5846%
Prior Collection Period			0.3718%
Current Collection Period			0.6067%
Four Month Average (Current and Prior Three Collection Periods)			0.5975%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,184	$10,986,595.95
(Cumulative Recoveries)			$1,331,539.30
Cumulative Net Loss for All Collection Periods			$9,655,056.65
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5784%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,625.86
Average Net Loss for Receivables that have experienced a Realized Loss			$2,307.61

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.45%	413	$6,873,354.69
61-90 Days Delinquent	0.18%	49	$843,307.15
91-120 Days Delinquent	0.06%	13	$268,317.91
Over 120 Days Delinquent	0.17%	46	$783,039.75
Total Delinquent Receivables	1.85%	521	$8,768,019.50

Repossession Inventory:
Repossessed in the Current Collection Period		15	$298,985.27
Total Repossessed Inventory		27	$504,784.31

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2552%
Prior Collection Period			0.2656%
Current Collection Period			0.2986%
Three Month Average			0.2731%

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	June 2017
Payment Date	7/17/2017
Transaction Month	28

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer